Loans And Allowance For Credit Losses (Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 2,016,605	¥ 2,122,465	¥ 1,958,127
Recognized interest income	41,629	42,796	39,230
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,359,635	1,414,309	1,270,856
Recognized interest income	23,283	24,051	21,356
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	430,415	418,402	333,409
Recognized interest income	6,954	7,017	5,656
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	47,818	54,687	63,215
Recognized interest income	982	1,174	1,370
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	228,045	198,102	173,739
Recognized interest income	3,472	2,747	2,476
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	140,627	170,025	176,047
Recognized interest income	2,806	3,214	3,203
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	339,619	376,001	326,440
Recognized interest income	5,857	6,215	5,239
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	10,719	11,506	9,812
Recognized interest income	170	162	85
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	44,417	51,897	55,387
Recognized interest income	945	1,061	1,152
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	49,612	58,081	57,612
Recognized interest income	985	1,271	927
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	68,363	75,608	75,195
Recognized interest income	1,112	1,190	1,248
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	187,656	172,471	138,900
Recognized interest income	2,848	2,487	1,016
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	30,101	32,964	35,307
Recognized interest income	1,659	2,028	1,983
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	264,277	320,183	318,512
Recognized interest income	5,153	6,006	6,549
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	113,993	135,581	149,255
Recognized interest income	5,218	6,504	6,972
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	60,943	46,957	45,297
Recognized interest income	3,468	1,720	1,354
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance
Recognized interest income